Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment
Schedule of property and equipment

	December 31,
	2021	2020
Machinery and equipment	$955	$179
Furniture and equipment	38	83
Computer hardware and software	135	78
Tooling and molds	236	—
Leasehold improvements	23	19
Construction in progress	407	404
	1,794	763
Less accumulated depreciation and amortization	(340)	(179)
Property and equipment, net	$1,454	$584